SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating costs and expenses:
Selling and marketing expenses	$ 21,104	¥ 146,525	¥ 179,568	¥ 187,435
General and administrative expenses	70,883	492,141	403,008	342,128
Total operating costs and expenses	813,811	5,650,292	5,204,734	4,593,915
Loss from operations	125,436	870,899	601,154	389,364
Interest income	9,703	67,366	26,712	23,162
Interest expense	1,592	11,056	3,854	1,533
Foreign exchange gain	2,373	16,481	7,814	(246)
Other income, net	19,265	133,755	6,979	2,884
Net income attributable to China Lodging Group, Limited	115,888	804,615	436,600	307,348
Other comprehensive income
Unrealized securities holding gains, net of tax of 9,485, 7,151 and (1,810) for 2014, 2015 and 2016	2,369	16,449	68,069	28,458
Reclassification adjustment of unrealized securities holding gains, net of tax, for gain included in net income	(9,783)	(67,921)
Foreign currency translation adjustments	(1,819)	(12,627)	3,535	(1,082)
Comprehensive income attributable to China Lodging Group, Limited	106,655	740,516	508,204	334,724
Parent Company
Operating costs and expenses:
Selling and marketing expenses			157	157
General and administrative expenses	8,653	60,075	59,236	35,434
Total operating costs and expenses	8,653	60,075	59,393	35,591
Loss from operations	(8,653)	(60,075)	(59,393)	(35,591)
Interest income	39	273	30	75
Interest expense	1,505	10,453	3,198
Foreign exchange gain	2,124	14,750	7,477
Other income, net	10,070	69,919	2,488	2,419
Income in investment in subsidiaries	113,813	790,201	489,196	340,445
Net income attributable to China Lodging Group, Limited	115,888	804,615	436,600	307,348
Other comprehensive income
Unrealized securities holding gains, net of tax of 9,485, 7,151 and (1,810) for 2014, 2015 and 2016	2,369	16,449	68,069	28,458
Reclassification adjustment of unrealized securities holding gains, net of tax, for gain included in net income	(9,783)	(67,921)
Foreign currency translation adjustments	(1,819)	(12,627)	3,535	(1,082)
Comprehensive income attributable to China Lodging Group, Limited	$ 106,655	¥ 740,516	¥ 508,204	¥ 334,724